Goodwill and Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets, Net [Line Items]
Intangible Assets, Gross beginning	$ 14,952	$ 1,919
Intangible Assets, Gross Additions and Retirements, net	2,462	13,033
Intangible Assets, Gross ending	17,414	14,952
Accumulated Amortization and Impairment, beginning	(880)	(225)
Accumulated Amortization and Impairment, Expense and Retirements, net	(16,534)	(655)
Accumulated Amortization and Impairment, ending	(17,414)	(880)
Intangible Assets, Net ending		14,072
Intangible Assets, Net beginning	14,072	1,694
Trade names [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible Assets, Gross beginning	2,418	930
Intangible Assets, Gross Additions and Retirements, net	317	1,488
Intangible Assets, Gross ending	2,735	2,418
Accumulated Amortization and Impairment, beginning	(227)	(88)
Accumulated Amortization and Impairment, Expense and Retirements, net	(2,508)	(139)
Accumulated Amortization and Impairment, ending	(2,735)	(227)
Intangible Assets, Net ending		2,191
Intangible Assets, Net beginning	2,191	842
Customer relationships [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible Assets, Gross beginning	6,176	850
Intangible Assets, Gross Additions and Retirements, net	713	5,326
Intangible Assets, Gross ending	6,889	6,176
Accumulated Amortization and Impairment, beginning	(302)	(89)
Accumulated Amortization and Impairment, Expense and Retirements, net	(6,587)	(213)
Accumulated Amortization and Impairment, ending	(6,889)	(302)
Intangible Assets, Net ending		5,874
Intangible Assets, Net beginning	5,874	761
Acquired developed technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible Assets, Gross beginning	4,911
Intangible Assets, Gross Additions and Retirements, net	1,432	4,911
Intangible Assets, Gross ending	6,343	4,911
Accumulated Amortization and Impairment, beginning	(191)
Accumulated Amortization and Impairment, Expense and Retirements, net	(6,152)	(191)
Accumulated Amortization and Impairment, ending	(6,343)	(191)
Intangible Assets, Net ending		4,720
Intangible Assets, Net beginning	4,720
Non-compete agreements [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible Assets, Gross beginning	1,202
Intangible Assets, Gross Additions and Retirements, net		1,202
Intangible Assets, Gross ending	1,202	1,202
Accumulated Amortization and Impairment, beginning	(60)
Accumulated Amortization and Impairment, Expense and Retirements, net	(1,142)	(60)
Accumulated Amortization and Impairment, ending	(1,202)	(60)
Intangible Assets, Net ending		1,142
Intangible Assets, Net beginning	1,142
Capitalized website costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible Assets, Gross beginning	245	139
Intangible Assets, Gross Additions and Retirements, net		106
Intangible Assets, Gross ending	245	245
Accumulated Amortization and Impairment, beginning	(100)	(48)
Accumulated Amortization and Impairment, Expense and Retirements, net	(145)	(52)
Accumulated Amortization and Impairment, ending	(245)	(100)
Intangible Assets, Net ending		145
Intangible Assets, Net beginning	$ 145	$ 91